Basis of Presentation and General Information (Details)	9 Months Ended
Sep. 30, 2018
Seanergy Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[1],[2]
Seanergy Shipmanagement Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[1],[2]
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Vessel name	Gloriuship
Date of delivery	Nov. 03, 2015
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Vessel name	Geniuship
Date of delivery	Oct. 13, 2015
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Vessel name	Leadership
Date of delivery	Mar. 19, 2015
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Vessel name	Premiership
Date of delivery	Sep. 11, 2015
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Vessel name	Gladiatorship
Date of delivery	Sep. 29, 2015
Date of sale/disposal	Oct. 11, 2018
Guardian Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Vessel name	Guardianship
Date of delivery	Oct. 21, 2015
Date of sale/disposal	Nov. 19, 2018
Champion Ocean Navigation Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Malta	[2],[3]
Vessel name	Championship
Date of delivery	Dec. 07, 2015
Date of sale/disposal	Nov. 07, 2018
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Liberia	[2]
Vessel name	Squireship
Date of delivery	Nov. 10, 2015
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Liberia	[2]
Vessel name	Knightship
Date of delivery	Dec. 13, 2016
Date of sale/disposal	Jun. 28, 2018
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Liberia	[2]
Vessel name	Lordship
Date of delivery	Nov. 30, 2016
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Malta	[2],[4]
Vessel name	Partnership
Date of delivery	May 31, 2017
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Malta	[5]
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[6]
Vessel name	Bremen Max
Date of delivery	Sep. 11, 2008
Date of sale/disposal	Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[6]
Vessel name	Hamburg Max
Date of delivery	Sep. 25, 2008
Date of sale/disposal	Mar. 10, 2014
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Bermuda	[2]
Maritime Capital Shipping (HK) Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Hong Kong	[1]
Maritime Glory Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[7]
Vessel name	Clipper Glory
Date of delivery	May 21, 2010
Date of sale/disposal	Dec. 04, 2012
Maritime Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[7]
Vessel name	Clipper Grace
Date of delivery	May 21, 2010
Date of sale/disposal	Oct. 15, 2012
Atlantic Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	British Virgin Islands	[6]
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]
Vessel name	Fellowship
Date of delivery	Nov. 22, 2018
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Liberia	[2]
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	Marshall Islands	[2]

[1]	Management company
[2]	Subsidiaries wholly owned
[3]	Previously known as Champion Ocean Navigation Co., of the Republic of Liberia and redomiciled to the Republic of Malta on May 23, 2018
[4]	Previously known as Partner Shipping Co., of the Republic of the Marshall Islands and redomiciled to the Republic of Malta on May 23, 2018
[5]	Chartering services company
[6]	Dormant company
[7]	Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")